RESEARCH AND DEVELOPMENT EXPENSES - Schedule of research and development expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RESEARCH AND DEVELOPMENT EXPENSES
Salaries and related expenses	$ 18,660	$ 16,508	$ 16,048
Development tools and subcontractors	10,477	15,238	14,814
Government support and grants	(12,295)	(13,802)	(14,225)
Total	$ 16,842	$ 17,944	$ 16,637